Acquisitions and divestitures	12 Months Ended
Dec. 31, 2019
Acquisitions and divestitures
Acquisitions and divestitures

14.   Acquisitions and divestitures

a) Business combinations

Ferrous Resources Limited - On August 1, 2019 the Company acquired 100% of the share capital of Ferrous Resources Limited (“Ferrous”), a company that currently owns and operates iron ore mines nearby some Company’s operations in Minas Gerais, Brazil for cash consideration of US$525. Ferrous has been acquired to gain access to additional reserves for the Company.

The fair values of identifiable assets acquired and liabilities assumed as a result of the acquisition are as follows:

August 1, 2019
Acquired assets	706
Cash and cash equivalents	95
Accounts receivable	29
Inventories	10
Intangibles	5
Property, plant and equipment	427
Others	140
Assumed liabilities	(216)
Net identifiable assets acquired	490
Fair value adjustment on PP&E	52
Deferred tax liability	(17)
Total identifiable net assets at fair value	525

August 1, 2019
Cash consideration transferred	525
(-) Balances acquired
Cash and cash equivalents	95
Net cash outflow	430

New Steel - On January 24, 2019 the Company acquired 100% of the share capital of New Steel Global N.V. (“New Steel”) and gained its control for the total cash consideration of US$496. New Steel is a company that develops processing and beneficiating technologies for iron ore through a completely dry process.

The consideration paid is mainly attributable to the research and development project for processing and beneficiating iron ore, which is expected to be used on the Company’s pelletizing operation. The intangible assets are not subject to amortization until the operational phase is reached. Instead, they are tested for impairment annually, or more frequently when a trigger for impairment has been identified.

The fair values of identifiable assets acquired and liabilities assumed as a result of the acquisition are as follows:

January 24, 2019
Acquired assets	18
Intangibles (note 18)	1
Other assets	17
Net identifiable assets acquired	18
Fair value adjustment of intangible research and development asset (note 18)	723
Deferred tax liability	(245)
Total identifiable net assets at fair value	496

b) Other acquisitions and divestitures

Henan Longyu – On December 27, 2019 the Company entered into an agreement to sell its 25% interest in Henan Longyu Energy Resources Co., Ltd, a company that operates two coal mines in the province of Henan, China, for the total consideration of US$152. The closing is expected for the first quarter of 2020 upon completion of conditions precedent. The investment is classified as held for sale as “other financial assets” on current assets. The Company has identified a subsequent event in relation to the divestment on Henan Longyu, which is disclosed on note 34.

MBR – On December 20, 2019, the Company purchased an additional 36.4% interest in Minerações Brasileiras Reunidas S.A. (“MBR”) held by its related party, for the total consideration of US$812  (R$3,309 million). Following the completion of the transaction, the Company holds 98.3% of MBR’s share capital. Since this transaction did not result in a change of control for the Company, the impact of US$343 arising from the purchase of additional shares was recognized in the Company’s stockholders’ equity, as “Acquisitions and disposal of noncontrolling interest”.

Divestment agreement in compliance with PTVI's Contract of Work - The Company´s subsidiary, PT Vale Indonesia Tbk (“PTVI”), a public company in Indonesia, has an agreement in place dated October 17, 2014 with the government of the Republic of Indonesia to operate its mining licenses which includes a commitment to divest an additional 20% of PTVI’s shares to Indonesian participants (approximately 20% of PTVI’s shares are already registered on the Indonesian Stock Exchange - IDX).

The existing major shareholders, Vale and Sumitomo Metal Mining, Co., Ltd. ("SMM") hold 58.7% and 20.1%, respectively, of PTVI’s issued shares. Vale and SMM have signed a Heads of Agreement with PT Indonesia Asahan Aluminium ("Inalum”), an Indonesian state-owned company, to satisfy the 20% interest divestment obligation in relation to PTVI, proportionally to their interest. Following the transaction, Vale and SMM will hold together approximately 59% of PTVI’s shares.

The Company expects to set and sign the final terms and conditions in the first quarter of 2020 and complete its divestment within six months from the execution of the divestment agreement. The Company has identified a subsequent event in relation to the divestment obligation, which is disclosed on note 34.

Fertilizers (discontinued operations) - In January 2018, the Company and The Mosaic Company (“Mosaic”) concluded the transaction entered in December 2016, to sell (i) the phosphate assets located in Brazil, except for those located in Cubatão, Brazil; (ii) the control of Compañia Minera Miski Mayo S.A.C., in Peru; (iii) the potassium assets located in Brazil; and (iv) the potash projects in Canada.

The Company received US$1,080 in cash and 34.2 million common shares, corresponding to 8.9% of Mosaic's outstanding common shares after the issuance of these shares totaling US$899, based on the Mosaic’s quotation at closing date of the transaction and a loss of US$55 was recognized in the income statement from discontinued operations. Mosaic's shares received have been accounted for as a financial investment measured at fair value through other comprehensive income.

In May 2018, the Company concluded the transaction entered with Yara International ASA to sell its assets located in Cubatão, Brazil and received US$255 in cash and a loss of US$69 was recognized in the income statement from discontinued operations.

The results for the years and the cash flows of discontinued operations are presented as follows:

Income statement

	Year ended December 31
	2018	2017
Discontinued operations
Net operating revenue	121	1,746
Cost of goods sold and services rendered	(120)	(1,605)
Operating expenses	(4)	(141)
Impairment of non-current assets	(124)	(885)
Operating loss	(127)	(885)
Financial Results, net	(5)	(28)
Equity results in associates and joint ventures	—	(2)
Loss before income taxes	(132)	(915)
Income taxes	40	102
Loss from discontinued operations	(92)	(813)
Loss attributable to noncontrolling interests	—	(7)
Loss attributable to Vale's stockholders	(92)	(806)

Statement of cash flow

	Year ended December 31
	2018	2017
Discontinued operations
Net cash provided by (used in) operating activities	(37)	87
Net cash used in investing activities	(9)	(305)
Net cash used in financing activities	—	(34)
Net cash used in discontinued operations	(46)	(252)

Nacala Logistic Corridor - In March 2017, the Company concluded the transaction with Mitsui & Co., Ltd. (“Mitsui”) to transfer 50% of its stake of 66.7% in Nacala Logistic Corridor, which comprises entities that holds railroads and port concessions located in Mozambique and Malawi, and sell 15% participation in the holding entity of Vale Moçambique, which holds the Moatize Coal Project, for the amount of US$690.

As a consequence of sharing control of Nacala BV, the Company recognized a gain of US$447 in the income statement related to the sale and the re-measurement at fair value, of its remaining interest at Nacala BV based on the consideration received. The consideration received was recognized in the statement of cash flows in “Proceeds from disposal of assets and investments” in the amount of US$435 and “Transactions with noncontrolling stockholders” in the amount of US$255.

After the conclusion of the transaction, Vale has outstanding loan balances with the related parties Nacala BV and Pangea Emirates Ltd due to the deconsolidation of Nacala Logistic Corridor as disclosed in note 31.

Accounting policy

Business combination - The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises (i) fair values of the assets transferred; (ii) liabilities assumed of the acquired business; (iii) equity interests issued to the Company; (iv) fair value of any asset or liability resulting from a contingent consideration arrangement, and (v) fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Company recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Discontinued operation - The classification as a discontinued operation occurs through disposal, or when the operation meets the criteria to be classified as held for sale if this occurs earlier. A discontinued operation is a component of a Company business comprising cash flows and operations that may be clearly distinct from the rest of the Company and that represents an important separate line of business or geographical area of operations.

The result of discontinued operations is presented in a single amount in the income statement, including the results after income tax of these operations less any impairment loss. Cash flows attributable to operating, investing and financing activities of discontinued operations are disclosed in a separate note.

When an operation is classified as a discontinued operation, the income statements of the prior periods are restated as if the operation had been discontinued since the beginning of the comparative period.

Any noncontrolling interest relating to a group disposal held for sale is presented in the stockholders’ equity and is not reclassified in the statement of financial position.